Business Combinations - Summary of Other Intangible Assets (Detail) - MUFG Union Bank [Member] $ in Millions	Dec. 01, 2022 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 2,883
Mortgage servicing rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 147	[1]
Core deposit benefits [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Life	10 years
Amortization Method	Accelerated
Fair Value	$ 2,710
Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Life	11 years
Amortization Method	Accelerated
Fair Value	$ 26

[1]	Mortgage servicing rights are recorded at fair value and are not amortized.